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                             EXCELSIOR FUNDS, INC.
                            One Freedom Valley Drive
                                 Oaks, PA 19456






To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903.
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to the Website www.proxyvote.com.
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

Please sign and return promptly in enclosed envelope. No postage is required.



                          Excelsior Latin America Fund
              This proxy is solicited by the Board of Directors of
                              Excelsior Funds, Inc.
                                 (the "Company")

     This proxy is solicited by the Board of Directors of the Company for use at a special meeting of shareholders (the "Meeting") to be held on Tuesday, March 4, 2003, at 10:00 a.m. (Eastern time), at the offices of U.S. Trust Company, 225 High Ridge Road, Stamford, CT 06905.

     The undersigned hereby appoints Frank D. Bruno, Ralph Pastore and Brian Schmidt, and each of them, with full power of substitution, as proxies of the undersigned to vote at the Meeting, and at all adjournments or postponements thereof, all shares designated as Class P Common Stock of the Latin America Fund held of record by the undersigned on December 16, 2002, the record date for the Meeting, upon Proposal 1 and upon any other matter that may come before the Meeting, in their discretion.

Please sign exactly as your name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

Every properly signed proxy will be voted in the manner specified thereon and, in the absence of specification, will be treated as GRANTING authority to vote FOR Proposal 1.

The proxies are authorized, in their discretion, to vote on any other business which may properly come before the Meeting and any adjournments thereof.


              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

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Excelsior Latin America Fund

(1)  Latin America Fund Reorganization                                 For         Against      Abstain
     To approve or disapprove a Plan of Reorganization and the
     transactions contemplated thereby, including the transfer         [_]         [_]          [_]
     of all of the assets and liabilities of the Company's
     Latin America Fund to the Company's Emerging Markets
     Fund, the amendment of the Company's Charter
     reclassifying all shares designated as Class P Common
     Stock of the Latin America Fund as shares of Class W
     Common Stock of the Emerging Markets Fund,and
     accomplishment of the reclassification by the issuance
     of such shares of the Emerging Markets Fund to
     shareholders of the Latin America Fund.

(2) In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting.

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Signature (PLEASE SIGN WITHIN BOX)                    DATE        Signature (JOINT OWNER)                          DATE
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